Information on Regulatory Capital and Capital Adequacy Ratios (Tables)	12 Months Ended
Dec. 31, 2025
Information on Regulatory Capital and Capital Adequacy Ratios Disclosure [Abstract]
Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III

Information on regulatory capital and capital adequacy indicators is presented below:

			Local and Overall consolidated	Local and Overall consolidated
	Total assets, risk-weighted assets and effective equity components under Basel III		December 31, 2025	December 31, 2024
Item No.	Item description	Note	MCh$	MCh$

1	Total assets as per the statement of financial position		54,100,903	52,095,441
2	Non-consolidated investment in subsidiaries	a	—	—
3	Assets discounted from regulatory capital, other than item 2	b	2,069,627	2,544,175
4	Derivative credit equivalents	c	1,070,598	1,056,941
5	Contingent loans	d	3,110,749	3,104,187
6	Assets generated by the intermediation of financial instruments	e	—	—
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		56,212,623	53,712,394
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	f	33,093,851	32,704,910
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	f	—	—
9	Market risk weighted assets (MRWA)	h	1,712,039	1,309,590
10	Operational risk weighted assets (ORWA)	g	4,112,856	4,339,979
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		38,918,746	38,354,479
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)		38,918,746	38,354,479
12	Owner’s equity		5,799,534	5,622,999
13	Non-controlling interest	i	1	2
14	Goodwill	j	—	—
15	Excess minority investments	k	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)		5,799,535	5,623,001
17	Additional deductions to core tier 1 capital, other than item 2	l	155,410	111,087
18	= (16-17-2) Core Tier 1 Capital (CET1)		5,644,125	5,511,914
19	Voluntary (additional) provisions located as additional Tier 1 capital (AT1)	m	—	—
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	m	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)		—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)		—	—
23	Discounts on AT1	l	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)		—	—
25	= (18+24) Tier 1 Capital		5,644,125	5,511,914
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	n	413,673	408,811
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	1,057,377	1,034,567
28	= (26+27) Equivalent tier 2 capital (T2)		1,471,050	1,443,378
29	Discounts applied to T2	l	—	—
30	= (28-29) Tier 2 capital (T2)		1,471,050	1,443,378
31	= (25+30) Effective equity		7,115,175	6,955,292
32	Additional basic capital required for the constitution of the conservation buffer	o	972,969	958,862
33	Additional basic capital required to set up the countercyclical buffer	p	194,594	191,772
34	Additional basic capital required for banks qualified as systemic	q	486,484	359,573
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	r	37,946	35,957

a)	Relates to the value of the investment in subsidiaries that are not consolidated. Applies only in the local consolidation when the bank has subsidiaries abroad, fully deducting its value in assets and CET1.
b)	Relates to the value of the asset items that are discounted from the regulatory capital, in accordance with the paragraph(a) of title N°3 of chapter 21-30 of the RAN.
c)	Relates to the credit equivalents of the derivative instruments, in accordance with the paragraph (b) of title N°3 of chapter 21-30 of the RAN.
d)	Relates to the contingent exposure according to the paragraph c) of the title N°3 of chapter 21-30 of the RAN.
e)	Relates to the intermediation of financial instrument assets in the name of the bank on behalf of third parties that are consolidated as established in the paragraph d) of the title N°3 of chapter 21-30 of the RAN.
f)	Relates to the estimated credit risk weighted assets according to the chapter 21-6 of RAN. If the bank does not have the authorization to apply internal methodologies, needs to inform the field 8.b as zero.
g)	Relates to market risk weighted assets according to the chapter 21-7 of the RAN.
h)	Relates to the estimated operational risk weighted assets according to the chapter 21-8 of the RAN.
i)	Corresponds to the non-controlling interest, depending on the level of consolidation, up to 20% of the owners’ assets.
j)	Assets that correspond to goodwill.
k)	Relates to the balances of investment assets in non-business support companies that do not participate in the consolidation, above 5% of the owners’ equity.
l)	For CET1 and T2, banks must estimate the equivalent value for each tier of capital, as well as that obtained by fully applying Chapter 21-1 of the RAN. Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in force on the reporting date according to the transitional provisions of Chapter 21-1 of the RAN and reported in this row. For AT1, discounts are applied directly if any.
m)	Provisions and subordinated bonds allocated to additional tier 1 capital (AT1), as established in Chapter 21-2 of the RAN.
n)	Provisions and subordinated bonds allocated to the equivalent definition of tier 2 capital (T2), as established in Chapter 21-1 of the RAN.
o)	Relates to the additional basic capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.
p)	Relates to the additional basic capital (CET1) for the constitution of the countercyclical buffer, as established in Chapter 21-12 of the RAN.
q)	Relates to the additional basic capital (CET1) for banks qualified as systemic banks, as established in Chapter 21-11 of the RAN.
r)	Relates to the additional capital for the evaluation of the sufficiency of the effective equity (Pillar 2) of the bank, as established in Chapter 21-13 of the RAN.

Schedule of Capital Adequacy Ratios and Regulatory Compliance According To Basel III
			Local and Overall consolidated	Local and Overall consolidated
	Capital Adequacy Ratios and Regulatory Compliance according to Basel III		December 31, 2025	December 31, 2024
No. Item	Item description (*)	Note	%	%
1	Leverage Ratio (T1 I18/T1 I7)		10.04%	10.26%
1.a	Leverage Ratio that the bank must meet, considering the minimum requirements	a	3%	3%
2	CET 1 Capital Ratio (T1 I18/T1 I11.b)		14.50%	14.37%
2.a	CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	5.82%	5.51%
2.b	Capital buffer shortfall	b	—	—
3	Tier 1 Capital Ratio (T1 I25/T1 I11.b)		14.50%	14.37%
3.a	Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	7.35%	7.03%
4	Regulatory Capital Ratio (T1 I31/T1 I11.b)		18.28%	18.13%
4.a	Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	a	9.38%	9.06%
4.b	Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	c	N/A	N/A
4.c	Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	b	12.38%	12.06%
5	Credit rating	d	A	A
	Regulatory compliance for Capital Adequacy
6	Additional provisions computed in Tier 2 capital (T2) in relation to CRWA (T1 I26/T1 I8.a)	e	1.25%	1.25%
7	Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	f	18.23%	18.40%
8	Additional Tier 1 Capital (AT1) in relation to CET 1 Capital (T1 I24/T1 I18)	g	—	—
9	Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs ((T1 I19+T1 I20)/T1 I11.b)	h	N/A	N/A

(*)	T1 Ix: corresponds to item x of the previous table.

a)	In the case of the leverage indicator, the requirement is 3% without prejudice to the additional requirements for systemic banks that could be set according to the provisions of Chapter 21-30 of the RAN.
b)	The capital buffer deficit must be estimated according to the provisions of Chapter 21-12 of the RAN. This value defines the restriction on the distribution of dividends, as provided in the Chapter mentioned above.
c)	It corresponds to the effective equity requirement in force by article 35 bis of the General Banking Law.
d)	It corresponds to the solvency classification as established in article 61 of the general banking law.
e)	Limit is equivalent to 1.25% when using standard methodology for determining CRWAs.
f)	Limit is equivalent to 50% of the basic capital, considering the discounts applied to these instruments according to Chapter 21-1 of the RAN.
g)	Additional Tier 1 capital cannot exceed 1/3 of core capital.
h)	Additional provisions and subordinated bonds could be temporarily allocated until November 2023 to AT 1 for up to 1% of the RWA as of December 1, 2021. This value decreased annually by 0.5% in accordance with the transitional provisions of Chapter 21-2 of the RAN.